UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1976

Sequoia Fund, Inc.
(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY	10153
(Address of principal executive offices)	(Zip code)

Robert D. Goldfarb
c/o Sequoia Fund, Inc. 767 Fifth Avenue, Suite 4701 New York, NY 10153
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-686-6884

Date of fiscal year end:  December 31, 2011

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

SEQUOIA FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS (77.57%)

Shares		Value (a)
	ADVERTISING (0.84%)
933,743	Omnicom Group Inc.	$34,399,092
	AEROSPACE/DEFENSE (7.40%)
947,406	Precision Castparts Corp.	147,283,737
23,161,200	Qinetiq Group plc (United Kingdom)	42,130,223
12,376,114	Rolls-Royce Group plc (United Kingdom)	114,813,210
		304,227,170
	AUTO PARTS (6.21%)
2,500,000	Advance Auto Parts, Inc.	145,250,000
1,656,139	O’Reilly Automotive Inc. (b)	110,348,542
		255,598,542
	CONSTRUCTION EQUIPMENT (0.75%)
1,520,736	Ritchie Bros. Auctioneers Incorporated	30,703,660
	CRUDE OIL & GAS PRODUCTION (0.13%)
179,508	Canadian Natural Resources Limited	5,254,199
	DIVERSIFIED COMPANIES (10.54%)
3,284	Berkshire Hathaway Inc. Class A (b)	350,731,200
1,168,533	Berkshire Hathaway Inc. Class B (b)	83,012,584
		433,743,784
	DIVERSIFIED MANUFACTURING (0.78%)
765,664	Danaher Corporation	32,111,948
	ELECTRONIC MANUFACTURING SERVICES (0.39%)
473,324	Trimble Navigation Limited (b)	15,880,020
	FLOORING PRODUCTS (2.77%)
2,656,923	Mohawk Industries Inc. (b)	114,008,566
	FREIGHT TRANSPORTATION (0.25%)
256,500	Expeditors International Inc.	10,401,075
	GLASS TECHNOLOGY (0.91%)
3,016,800	Corning Inc.	37,287,648
	HEALTHCARE (12.21%)
418,000	Becton, Dickinson and Company	30,647,760
529,800	Perrigo Company	51,448,878
11,320,000	Valeant Pharmaceuticals International Inc.	420,198,400
		502,295,038
	INDUSTRIAL & CONSTRUCTION SUPPLIES (5.62%)
6,950,768	Fastenal Company	231,321,559
	INDUSTRIAL GASES (1.04%)
456,692	Praxair, Inc.	42,691,568
	INFORMATION PROCESSING (2.30%)
298,457	MasterCard Inc.	94,658,622
	INSURANCE BROKERS (0.49%)
1,124,830	Brown & Brown Inc.	20,021,974

Shares		Value (a)
	INTERNET SOFTWARE & SERVICES (2.03%)
162,271	Google Inc. (b)	83,468,957
	INVESTMENT BANKING & BROKERAGE (1.00%)
435,000	The Goldman Sachs Group Incorporated	41,129,250
	IT CONSULTING & OTHER SERVICES (2.03%)
477,000	International Business Machines Corp.	83,489,310
	LABORATORY SUPPLIES (0.07%)
19,247	Mettler-Toledo International Inc. (b)	2,693,810
	PROPERTY AND CASUALTY INSURANCE (0.89%)
6,237,236	Hiscox Ltd. (United Kingdom)	35,876,581
21,000	Verisk Analytics, Inc. (b)	730,170
		36,606,751
	RENEWABLE ENERGY (0.67%)
343,000	First Solar, Inc. (b)	21,681,030
110,891	SMA Solar Technology AG (Germany)	5,850,166
		27,531,196
	RETAILING (9.95%)
39,666	Costco Wholesale Corporation	3,257,372
1,471,375	Target Corporation	72,156,230
5,134,190	TJX Companies, Inc.	284,793,519
949,032	Wal-Mart Stores, Inc.	49,254,761
		409,461,882
	VETERINARY DIAGNOSTICS (3.69%)
2,201,848	Idexx Laboratories Inc. (b)	151,861,457
	Miscellaneous Securities (4.61%) (c)	189,859,901
	TOTAL COMMON STOCKS (Cost $1,942,810,514)	$3,190,706,979

U.S. GOVERNMENT OBLIGATIONS (22.49%)

Principal Amount		Value (a)
$925,000,000	U.S. Treasury Bills, 0.005% – 0.010% due 11/3/2011 through 12/29/2011	$924,976,381
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $924,987,683)	$924,976,381
	TOTAL INVESTMENTS (100.06%) (COST $ 2,867,798,197) ++	$4,115,683,360

SUMMARY

Common Stocks	77.57%	$3,190,706,979
U.S. Government Obligations	22.49%	924,976,381
Net Cash & Receivables	(0.06%)	(2,339,050)
Net Assets		$4,113,344,310
Number of Shares Outstanding		31,643,519
Net Asset Value Per Share		$129.99

++	The cost for federal income tax purposes is identical. At September 30, 2011 the aggregate gross tax basis unrealized appreciation and depreciation of securities were $1,366,525,375 and $118,640,212, respectively.
(a)	Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b)	Non-income producing.
(c)	“Miscellaneous Securities” include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended September 30, 2011, there were no significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Valuation Inputs	Common Stocks	U.S. Government Obligations	Total
Level 1 – Quoted Prices	$3,190,706,979	$584,978,940	$3,775,685,919
Level 2 – Other Significant Observable Inputs*	—	339,997,441	339,997,441
Total	$3,190,706,979	$924,976,381	$4,115,683,360
*	Represents U.S. Treasury Bills with remaining maturities of 60 days or less which are valued at their amortized cost.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits to and part of this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sequoia Fund, Inc.

By:	/s/ Robert D. Goldfarb Robert D. Goldfarb President and Principal Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. Goldfarb Robert D. Goldfarb President and Principal Executive Officer

Date: November 28, 2011

By:	/s/ Joseph Quinones, Jr. Joseph Quinones, Jr. Vice President, Secretary & Treasurer

Date: November 28, 2011